Intangible Assets, Net	12 Months Ended
Dec. 31, 2019
Goodwill And Intangible Assets Disclosure [Abstract]
Intangible Assets, Net
11.	Intangible assets, net

	As of December 31,
	2018	2019
	US$	US$
Cost:
Business license (a)	461,086	453,617
Trademark (b) (c)	1,370,920	1,388,361
Software	518,713	737,184
Total cost	2,350,719	2,579,162
Less: Accumulated amortization	(848,488)	(1,267,509)
Intangible assets, net	1,502,231	1,311,653

Intangible assets of the Group were mainly as follows:

(a)	In April 2017, the Group consummated an acquisition of all the equity interest of Hangzhou Duoduo Supply Chain Management Co., Limited with a total cash consideration of RMB 1.9 million (US$ 295,790).

As the total net liabilities of the acquired company was nil, in applying the screen test in accordance with ASU 2017-01, the Group determined that substantially all of the fair value of the gross assets acquired was concentrated in the business license held by the supply chain company. As a result, the screen test was met to support the conclusion of asset acquisition.

The fair values of the business license with amount of RMB 2.6 million (US$ 394,386) is amortized over 5 years on a straight-line basis. Deferred tax liability of RMB 0.6 million (US$ 98,596) is recognized in associated with the identifiable intangible asset.

(b)

In April 2016, non-controlling interest shareholders of Shanghai Heng Shou Tang Health Technology Co., Limited (“Shanghai Heng Shou Tang”) contributed trademarks as their investment in Shanghai Heng Shou Tang.

The trademarks with a cost of RMB 3 million (US$ 464,475) is amortized over 10 years on a straight-line basis.

(c)

On December 16, 2016, the Group consummated an acquisition of 70% of the equity interest of Shanghai Jieshi Technology Co., Limited (“Shanghai Jieshi”) with the cash consideration of RMB 0.7 million (US$ 100,908). Management concluded such transaction as a business acquisition. The financial results of Shanghai Jieshi have been consolidated by the Company since the acquisition date.

The net liabilities acquired based on their fair values was RMB 3.8 million (US$ 543,505). The newly identifiable intangible assets were RMB 6.4 million (US$ 916,879) which primarily consist of trademarks. Deferred tax liability of RMB1.6 million (US$ 229,220) as recognized in associated with the identifiable intangible assets.

Fair values of the trademarks with amount of RMB 6.4 million (US$ 916,879) is amortized over 5 years on a straight-line basis.

Amortization costs recognized for the years ended December 31, 2017, 2018 and 2019 were US$ 356,473, US$ 419,609 and US$ 437,652, respectively.

As of December 31, 2019, amortization expenses related to the intangible assets for future periods were estimated to be as follows:

December 31,
2019
US$
2020	478,476
2021	454,246
2022	186,679
2023	117,285
2024 and thereafter	74,967
1,311,653